Debt - Narrative (Details)			1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 23, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 22, 2019 USD ($)	Dec. 31, 2018 USD ($) property termLoan	Dec. 31, 2017 USD ($) property	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Deferred financing costs, gross		$ 500,000
Long-term debt	$ 173,913,000	168,300,000	$ 173,913,000	$ 174,105,000
Legal and tax costs		400,000
Cash, cash equivalents and restricted cash	169,319,000	0	169,319,000	92,643,000	$ 1,556,000	$ 1,950,000
Deferred financing costs, net	1,552,000		1,552,000	1,198,000
Amortization of deferred financing costs	14,000			621,000	1,024,000
Interest expense	173,000			4,741,000	10,712,000
Number of properties refinanced | property							3
Number of term loans assumed | termLoan						5
Residual Amount From Acquisition
Debt Instrument [Line Items]
Cash, cash equivalents and restricted cash	4,300,000		4,300,000
Five Properties
Debt Instrument [Line Items]
Number of properties acquired | property						5
Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount						$ 14,100,000	$ 3,300,000
Fixed interest rate (as a percent)						5.773%
London Interbank Offered Rate (LIBOR) | Term Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)							3.75%
Credit Facility
Debt Instrument [Line Items]
Amortization of deferred financing costs	100,000			600,000
Credit Facility | Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	175,000,000.0	175,000,000.0	$ 175,000,000.0
Debt instrument, extension term			1 year
Deferred financing costs, gross				1,100,000
Deferred financing costs, net	$ 1,100,000		$ 1,100,000	$ 900,000
Effective interest rate (as a percent)	3.28%		3.28%
Weighted average effective interest rate (as a percent)				1.97%
Interest expense	$ 200,000			$ 3,500,000
Credit Facility | Revolver | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	250,000,000.0	250,000,000.0	$ 250,000,000.0
Debt instrument, extension term			1 year
Deferred financing costs, gross				1,600,000
Deferred financing costs, net	1,600,000		$ 1,600,000	$ 1,200,000
Weighted average effective interest rate (as a percent)				1.54%
Unused borrowing capacity, fee				$ 100,000
Credit Facility | Revolver | Line of Credit | Unused lines of Credit
Debt Instrument [Line Items]
Unused borrowing capacity, fee	$ 100,000			$ 600,000
Credit Facility | Minimum | Revolver | Line of Credit
Debt Instrument [Line Items]
Revolver facility fee (as a percent)			0.15%
Credit Facility | Maximum | Revolver | Line of Credit
Debt Instrument [Line Items]
Revolver facility fee (as a percent)			0.25%
Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Term Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.25%
Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Satisfaction of Requirements | Term Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.15%
Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Revolver | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.35%
Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Revolver | Satisfaction of Requirements | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.20%
Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Term Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			2.25%
Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Satisfaction of Requirements | Term Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.60%
Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Revolver | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			2.30%
Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Revolver | Satisfaction of Requirements | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.80%
Credit Facility | Base Rate | Minimum | Term Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			0.25%
Credit Facility | Base Rate | Minimum | Satisfaction of Requirements | Term Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			0.15%
Credit Facility | Base Rate | Minimum | Revolver | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			0.35%
Credit Facility | Base Rate | Minimum | Revolver | Satisfaction of Requirements | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			0.20%
Credit Facility | Base Rate | Maximum | Term Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.25%
Credit Facility | Base Rate | Maximum | Satisfaction of Requirements | Term Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			0.60%
Credit Facility | Base Rate | Maximum | Revolver | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.30%
Credit Facility | Base Rate | Maximum | Revolver | Satisfaction of Requirements | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			0.80%
Amendment to Credit Facility | Minimum | Revolver | Line of Credit
Debt Instrument [Line Items]
Deferred financing costs, gross								$ 100,000
Predecessor Credit Facility | Revolver | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		289,800,000
Amortization of deferred financing costs					1,000,000.0
Interest expense					$ 9,300,000
Accordion feature		$ 30,000,000
Amortization period of interest payments		30 years
Predecessor Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Revolver | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)		2.40%
Predecessor Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Revolver | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)		2.50%